Changes in significant accounting policies - Summary of impact, net of tax, of transition to IFRS 15 on retained earnings (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	[1]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ 410,662		$ 473,622
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ (2,092)	$ (1,729)
Revenue on a load-to-discharge basis | Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Retained earnings		(4,422)
Recognition capitalized fulfillment costs | Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Retained earnings		$ 2,693

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.